COMBINED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Statement of Stockholders' Equity [Abstract]
Total defined benefit pension, net of deferred tax expense	$ 461,000	$ 389,000	$ 257,000